Shareholder Report, Holdings (Details)	Jun. 30, 2024
Investor Class | NVIDIA Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
Investor Class | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Investor Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Investor Class | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Investor Class | The Trade Desk, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Investor Class | Shopify, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Investor Class | Uber Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Investor Class | Axon Enterprise, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Investor Class | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Investor Class | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Investor Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%
Investor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%
Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	44.60%
Investor Class | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	39.40%
Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Investor Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Investor Class | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Institutional Class | NVIDIA Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
Institutional Class | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Institutional Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Institutional Class | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Institutional Class | The Trade Desk, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Institutional Class | Shopify, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Institutional Class | Uber Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Institutional Class | Axon Enterprise, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Institutional Class | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Institutional Class | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	44.60%
Institutional Class | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	39.40%
Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%
Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Institutional Class | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Investor Class | NVIDIA Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
Investor Class | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Investor Class | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Investor Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Investor Class | The Trade Desk, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Investor Class | Shopify, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Investor Class | Uber Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Investor Class | Axon Enterprise, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Investor Class | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Investor Class | Datadog, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Investor Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%
Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	48.80%
Investor Class | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	39.10%
Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Investor Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.80%
Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Investor Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Institutional Class | NVIDIA Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
Institutional Class | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Institutional Class | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Institutional Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Institutional Class | The Trade Desk, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Institutional Class | Shopify, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Institutional Class | Uber Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Institutional Class | Axon Enterprise, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Institutional Class | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Institutional Class | Datadog, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	48.80%
Institutional Class | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	39.10%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.80%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Class | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%